Schedule of Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Current assets	$ 13,239	$ 14,724
Non-current assets	3,390	1,837
Current liabilities	2,750	3,094
Non-current liabilities		44
Equity	(13,879)	$ (13,423)	$ (30,497)	$ (44,153)
Onkai Inc [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Current assets	1,384
Non-current assets	5
Current liabilities	160
Non-current liabilities	628
Equity	$ 601